PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2026	Oct. 28, 2025
I-Mab Biopharma US Ltd.
Place of incorporation	United States
Date of incorporation or acquisition	Feb. 28, 2018
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 08, 2016
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
I-Mab Tianjin
Place of incorporation	People’s Republic of China
Date of incorporation or acquisition	Jul. 15, 2017
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative medicines
Visara, Inc.
Place of incorporation	United States
Date of incorporation or acquisition	Sep. 24, 2025
Percentage of direct or indirect ownership by the company	58.00%
Principal activities	Research and development of innovative ophthalmology medicines
Bridge Health
Place of incorporation	People’s Republic of China
Date of incorporation or acquisition	Oct. 28, 2025
Percentage of direct or indirect ownership by the company	100.00%	100.00%
Principal activities	Intellectual property holding
NovaBridge Biosciences (Shanghai) Co. Ltd.
Place of incorporation	People’s Republic of China
Date of incorporation or acquisition	Mar. 02, 2026
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Peoples Republic of China ("PRC") operations
NovaBridge Oncology
Place of incorporation	Cayman Islands
Date of incorporation or acquisition	Mar. 12, 2026
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
NovaBridge Oncology (BVI) Limited
Place of incorporation	British Virgin Islands
Date of incorporation or acquisition	Mar. 24, 2026
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
NovaBridge CV Limited
Place of incorporation	Cayman Islands
Date of incorporation or acquisition	Mar. 26, 2026
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Investment holding
OncoArc GmbH
Place of incorporation	Switzerland
Date of incorporation or acquisition	Jun. 09, 2026
Percentage of direct or indirect ownership by the company	100.00%
Principal activities	Research and development of innovative oncology medicines